Summary of material accounting policies - Revenue (Details) € in Millions			1 Months Ended					12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 12, 2018 USD ($)	Jun. 30, 2022 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of summary of significant accounting policies
Revenue recognized from up-front payment as deferred consideration				$ 10,000,000.0
Receipt on non refundable up-front payment upon reaching product regulatory milestone								$ 25,000,000.0
Number of escalating milestone payments						6
Royalty revenue								5,097,000	$ 5,935,000	$ 5,902,000
Product sales, net								$ 115,153,000	$ 11,263,000	$ 0
Percentage of gross sales								86.60%	85.40%	0.00%
Total gross to net adjustments
Disclosure of summary of significant accounting policies
Product sales, net								$ (17,737,000)	$ (1,929,000)	$ 0
Percentage of gross sales								13.40%	14.60%	0.00%
Grunenthal
Disclosure of summary of significant accounting policies
Non-refundable upfront payment received	$ 15,000,000.0		$ 17,500,000
Milestone payment received					$ 2,500,000
Cumulative milestone payments reachable amount			1,000,000,000
Revenue recognized relation to patent license agreement								$ 0	$ 0	$ 0
Grunenthal | Top of range | Clinical, manufacturing, regulatory and reimbursement approval
Disclosure of summary of significant accounting policies
Non-refundable upfront payments receivable			$ 112,500,000
Tasly
Disclosure of summary of significant accounting policies
Deferred consideration milestone consideration recognized		$ 20,000,000.0				$ 20,000,000.0
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000.0						0	0	0
TiGenix NV
Disclosure of summary of significant accounting policies
Milestone revenue in relation to patent license agreement							$ 5,900,000	$ 0	0	0	$ 1,200,000
Regulatory milestone payment receivable | €												€ 1.0	€ 5.0
Royalty revenue									100,000	400,000
TiGenix NV | Top of range
Disclosure of summary of significant accounting policies
Milestone revenue relating to non-refundable up-front payment | €													€ 9.0
J C R Pharmaceuticals Co L T D
Disclosure of summary of significant accounting policies
Profit sharing percentage								50.00%
Royalties receivable under sales-based milestones								$ 5,100,000	$ 5,800,000	$ 5,500,000